FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign exchange forward contracts (Details) - Foreign exchange forward contracts - Less than 1 year $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / $	Dec. 31, 2025 USD ($) $ / $
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.3773	1.3773
Notional amount sold	$ 138.4
National amount bought		$ 100.5